CHT-STAT SUP 110918

Statutory Prospectus Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Charter Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager	2002”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ronald Sloan, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

CHT-STAT SUP 110918

AEF-STAT SUP 110918

Statutory Prospectus Supplement dated November 9, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class S, R5 and R6 shares of the Fund listed below:

Invesco Charter Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CHARTER FUND – Management of the Fund” in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager	2002”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Charter Fund” in the prospectuses:

•	“Ronald Sloan, Portfolio Manager, who has been responsible for the Fund since 2002, and has been associated with Invesco and/or its affiliates since 1998.”

AEF-STAT SUP 110918

AEF-SOAI SUP 110918

Statement of Additional Information Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, C, R, S, Y, R5, and R6 shares of the Fund listed below:

Invesco Charter Fund

Brian Nelson will no longer serve as Portfolio Manager to Invesco Charter Fund. Therefore, all references to Mr. Nelson in the Statement of Additional Information are hereby removed as of the date set forth above.

AEF-SOAI SUP 110918